Property and Equipment, Net (Details) - Schedule of property and equipment, Net - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	¥ (531,195)	¥ (469,011)
Construction in progress	22,448	34,523
Property and equipment, net	393,277	519,452
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	254,428	298,260
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	336,450	362,341
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,839	1,526
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	58,425	55,304
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	125,630	123,161
Furniture and other equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	60,017	56,342
Others [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 65,235	¥ 57,006